Interest and Finance Costs, net	12 Months Ended
Dec. 31, 2025
Interest And Finance Costs Net
Interest and Finance Costs, net

7. Interest and Finance Costs, net

	2025	2024	2023
Interest expense	106,875	121,574	106,727
Less: Interest capitalized	(12,857)	(8,273)	(4,923)
Interest expense, net	94,018	113,301	101,804
Interest expense on redeemable preferred shares	—	—	791
Bunker and other commodities swaps, put and call options cash settlements	(207)	(1,376)	288
Amortization of deferred finance costs	3,261	3,626	3,623
Bank charges	224	107	237
Amortization of deferred gain on termination of financial instruments	(1,189)	(3,596)	(5,265)
Change in fair value of non-hedging financial instruments	1,732	89	(657)
Net total	97,839	112,151	100,821

Interest expense was $106,875, $121,574 and $106,727 for the years ended December 31, 2025, 2024 and 2023, respectively.

Capitalized interest is based on expenditure incurred to date on vessels under construction. Capitalized interest amounted to $12,857, $8,273 and $4,923 for the years ended December 31, 2025, 2024 and 2023, respectively.

In 2022, the Company discontinued ten of its cash flow hedge interest rate swaps through early termination agreements. The Company considered the forecasted transactions as still probable for seven of those interest rate swaps, and presented the amount received in accumulated other comprehensive (loss) income. Respective amounts are amortized into Company’s earnings until the expiry date of each interest rate swap. During 2025, 2024 and 2023, amortization of deferred gain on termination of hedging interest rate swaps amounted to $1,189 (positive) $3,596 (positive) and $5,265 (positive), respectively.

At December 31, 2025, the Company was committed to five floating-to-fixed interest rate swaps with major financial institutions covering notional amounts aggregating $339,174, maturing from September 2026 through March 2028, on which it pays fixed rates averaging 3.18% and receives floating rates based on three-month SOFR and six-month SOFR. Four out of the five interest rate swaps have an option for extension at the financial institutions’ discretion, maturing from November 2026 through September 2031. The interest rate swap agreements were designated and qualified as non-hedging interest rate swaps.

At December 31, 2024, the Company held one floating-to-fixed interest rate swap with a major financial institution covering notional amount of $58,500, maturing March 2028, on which it pays fixed rate of 3.82% and receives floating rates based on the six-month SOFR. The interest rate swap agreement was designated and qualified as a non-hedging interest rate swap.

The change in fair value of the above non-hedging interest rate swaps has been included in the change in fair value of non-hedging financial instruments. The fair value of these swap agreements was $201 (negative) and $266 (positive) as at December 31, 2025 and 2024, respectively. The change in the fair values for the years ended December 31, 2025, 2024 and 2023 was $467 (negative), $144 (positive) and $122 (positive), respectively.

During 2025, the Company entered into fourteen bunker swap agreements and four other commodities swap agreements, in order to hedge its exposure to bunker price fluctuations associated with the consumption of bunkers by its vessels and the EU Allowances exposure, respectively, with maturity dates between August 2025 through December 2027. For the year ended December 31, 2025, the total net cash received for those agreements amounted to $207. As at December 31, 2025, the Company held six bunker swap agreements and one EUAs swap agreement. During 2024, the Company entered into thirteen bunker swap agreements and six other commodities swap agreements, in order to hedge its exposure to bunker price fluctuations associated with the consumption of bunkers by its vessels and the EU Allowances exposure, respectively, with maturity dates between July 2024 through December 2025. For the year ended December 31, 2024, the total net cash received for those agreements amounted to $1,376. As at December 31, 2024, the Company held five bunker swap agreements and three EUAs swap agreements.

The fair value of bunker swap agreements and EUAs emission swap agreements at December 31, 2025 and 2024, was $963 (negative) and $302 (positive), respectively. The change in the fair values for the years ended December 31, 2025, 2024 and 2023 was $1,265 (negative), $233 (negative) and $535 (positive), respectively.

On May 30, 2023, the Company announced the redemption of 3,517,061 Series D Cumulative Redeemable Perpetual Preferred Shares along with accrued dividends. Upon declaration, Series D Preferred Shares were re-classified from equity to current liabilities and any accrued dividends of the period, amounting to $791, were recognized as interest expense.

During 2025, 2024 and 2023, the Company has written-off unamortized deferred finance costs of $nil, $202, and $430, respectively, according to debt extinguishment guidance of ASC 470-50, included in Amortization of deferred finance costs in the above table.